Accumulated losses	12 Months Ended
Jun. 30, 2018
Retained Earnings [Abstract]
Accumulated Losses

17. ACCUMULATED LOSSES

	2018	2017
	$'000	$'000
Accumulated losses at the beginning of the financial year	(135,748)	(131,369)
Loss after income tax benefit for the year	(11,640)	(5,690)
Transfer from share-based payment reserve for expired options	553	1,311

Accumulated losses at the end of the financial year	(146,835)	(135,748)